Expense Example	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Core Equity Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Mid Cap Growth Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Mid Cap Growth Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Mid Cap Growth Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Mid Cap Growth Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Mid Cap Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Smid Cap Core Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Smid Cap Core Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Smid Cap Core Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Smid Cap Core Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Growth Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Small Cap Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Value Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Corporate Bond Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP High Income Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP High Income Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Limited-Term Bond Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Global Growth Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP International Core Equity Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP International Core Equity Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP International Core Equity Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP International Core Equity Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP International Core Equity Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Asset Strategy Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Asset Strategy Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Asset Strategy Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Asset Strategy Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Asset Strategy Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Asset Strategy Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Asset Strategy Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Asset Strategy Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Balanced Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Balanced Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Balanced Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Balanced Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Energy Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Energy Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Energy Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Energy Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Energy Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Natural Resources Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 1 Year	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 3 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 5 Years	Macquarie VIP Science and Technology Series Standard Class Expense Example, with Redemption, 10 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Science and Technology Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Aggressive Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderate Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderate Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderate Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderate Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Conservative Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Conservative Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Conservative Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Conservative Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Conservative Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 1 Year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 3 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 5 Years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	97	313	548	1,220	102	318	552	1,225	87	284	498	1,114	112	363	633	1,404	120	375	649	1,432	91	292	511	1,139	116	371	645	1,428	100	321	559	1,244	80	249	433	966	74	230	401	894	99	309	536	1,190	81	263	461	1,033	106	380	675	1,514	88	289	508	1,137	113	366	638	1,415	61	231	416	949	87	310	551	1,243	105	330	573	1,270	88	302	534	1,201	113	381	668	1,489	127	403	699	1,543	93	290	504	1,120	118	368	638	1,409	104	325	563	1,248	96	300	520	1,155	94	293	509	1,131	97	303	525	1,166	98	306	531	1,178	112	352	611	1,351	113	372	651	1,447	111	391	693	1,549